Income Taxes Composition of Tax Distributions (FY) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Ordinary income	28.60%	28.20%
Return of capital	70.90%	71.80%
Capital gain distributions	0.50%	0.00%
Total	100.00%	100.00%